ESTIMATION OF FAIR VALUE - Measurements of fair value of assets on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Assets	$ 327,859,383	$ 301,181,596
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	54,083,268	44,913,854
Recurring fair value measurement [member] | Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,181,835	3,830,916
Recurring fair value measurement [member] | Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,181,835	3,830,916
Recurring fair value measurement [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	38,989,037	30,442,045
Recurring fair value measurement [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	11,938,839	7,115,269
Recurring fair value measurement [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	11,937,414	7,113,380
Recurring fair value measurement [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	27,050,198	23,326,776
Recurring fair value measurement [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,641,558	5,794,832
Recurring fair value measurement [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	18,267,908	16,790,793
Recurring fair value measurement [member] | Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	183,760	155,737
Recurring fair value measurement [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	462,745	863,788
Recurring fair value measurement [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	75,379	32,079
Recurring fair value measurement [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,502,810	2,507,038
Recurring fair value measurement [member] | Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	204,855	145,489
Recurring fair value measurement [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,002,194	1,084,461
Recurring fair value measurement [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,626,783	2,142,647
Recurring fair value measurement [member] | Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	8,813	6,406
Recurring fair value measurement [member] | Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	249,660	214,571
Recurring fair value measurement [member] | Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	25,710	39,865
Recurring fair value measurement [member] | Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,425	1,889
Recurring fair value measurement [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	735,437	662,450
Recurring fair value measurement [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	8,677,809	7,377,523
Recurring fair value measurement [member] | Trading equity securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	7,256,506	6,260,174
Recurring fair value measurement [member] | Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,421,303	1,117,349
Recurring fair value measurement [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	969,294	2,077,567
Recurring fair value measurement [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	54,019	48,662
Recurring fair value measurement [member] | Currency forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	530,625	1,666,852
Recurring fair value measurement [member] | Currency forward [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,642	687
Recurring fair value measurement [member] | Bond forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	117,053	19,258
Recurring fair value measurement [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	222,829	308,368
Recurring fair value measurement [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	43,377	47,975
Recurring fair value measurement [member] | Currency swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	58,475	20,195
Recurring fair value measurement [member] | Currency Options [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	40,312	62,894
Recurring fair value measurement [member] | Non-financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,211,274	1,137,141
Recurring fair value measurement [member] | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	238,339	230,672
Recurring fair value measurement [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	972,935	906,469
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	26,567,032	22,599,214
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	25,247,294	21,597,917
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,606,156	5,693,319
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,606,156	5,693,319
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	14,641,138	15,904,598
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,580,049	5,692,937
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	13,391,650	14,223,066
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	52,253	538,200
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	26,107	382
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,195,495	1,141,875
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,740	1,457
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	1,315,223	1,001,085
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading equity securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,711	8,949
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,302,512	992,136
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,515	212
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,515	212
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	18,808,725	14,574,468
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	13,740,318	8,842,239
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,331,258	1,420,061
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,331,258	1,420,061
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	12,409,060	7,422,178
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	61,509	101,895
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,876,258	2,567,727
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	183,760	155,737
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	410,492	325,588
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	49,272	31,697
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,307,315	1,365,163
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	204,855	145,489
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,002,194	1,084,461
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,626,783	2,142,647
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	8,813	6,406
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	249,660	214,571
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	25,710	39,865
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	733,697	660,993
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	4,049,609	3,606,212
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading equity securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,049,509	3,605,832
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	100	380
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	964,779	2,077,355
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	54,019	48,662
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	530,625	1,666,852
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency forward [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,642	687
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Bond forward [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	117,053	19,258
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	218,314	308,156
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	43,377	47,975
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	58,475	20,195
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Currency Options [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	40,312	62,894
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Assets	8,707,511	7,740,172
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,181,835	3,830,916
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,181,835	3,830,916
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,425	1,889	$ 1,383	$ 88,821
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Debt securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,425	1,889
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,425	1,889
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	3,312,977	2,770,226	2,302,280	1,357,164
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Trading equity securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,194,286	2,645,393
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Assets	118,691	124,833
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,211,274	1,137,141
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Biological assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	238,339	230,672	212,630	154,986
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Investment property [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 972,935	$ 906,469	$ 880,963	$ 852,935